Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Small Cap Growth Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Mid Cap Value Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
International Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Multi-Sector Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
International Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Index 400 Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Mid Cap Growth Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Index 500 Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Small Cap Value Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Select Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Long-Term US Government Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Large Cap Blend Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Large Cap Core Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Index 600 Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Growth Stock Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Equity Income Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Short-Term Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.
Large Company Value Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of: Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value PortfolioSmall Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio(each, a “Portfolio” and collectively, the “Portfolios”)The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.Important Notice Regarding Change in Investment PolicyThe Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:Portfolio Current 80% PolicyNew 80% PolicyGrowth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.Large Cap Core StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.Large Cap BlendNormally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large-capitalization U.S. companies listed or traded on U.S. securities exchanges.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.Index 500 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Large Company ValueThe Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies. Equity IncomeNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.Mid Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.Index 400 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Mid Cap ValueNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies. Small Cap Growth StockNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.Index 600 StockNone.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index. Small Cap ValueNormally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $59.14 billion as of March 31, 2024).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. International GrowthNormally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. International EquityNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.Short-Term Bond Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. Select BondNormally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year.Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Long-Term U.S. Government BondThe Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”).Multi-Sector BondNormally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, including the purchase or sale of credit default swaps, and interest rate swaps (to take a position on interest rates moving either up or down).Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.Please retain this Supplement for future reference.